Schedule III Real Estate Assets and Accumulated Depreciation and Amortization - Schedule III (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Encumbrances	$ 1,017,571
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	463,960
Building and Improvements	3,622,552
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	191,921
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	458,339
Building and Improvements	3,820,094
Total	4,278,433	$ 3,073,364	$ 2,869,328	$ 3,024,389
Accumulated Depreciation and Amortization	668,104	$ 538,412	$ 426,752	$ 338,552
Loan valuation discount	1,100
Aggregate cost of real estate owned for income tax purposes	$ 4,200,000
Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Plainfield | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Plainfield | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Renfro | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Renfro | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Emporia Partners | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Emporia Partners | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
AT&T | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
AT&T | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Westinghouse | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Westinghouse | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
TransDigm | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
TransDigm | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Atrium II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Atrium II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Zeller Plastik | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Zeller Plastik | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Northrop Grumman | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Northrop Grumman | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Health Net | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Health Net | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Comcast | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Comcast | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
500 Rivertech | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
500 Rivertech | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Schlumberger | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Schlumberger | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
UTC | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
UTC | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Avnet | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Avnet | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Cigna | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Cigna | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Nokia | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Nokia | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Verizon | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Verizon | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Fox Head | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Fox Head | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
2500 Windy Ridge | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
2500 Windy Ridge | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
General Electric | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
General Electric | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Atlanta Wildwood | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Atlanta Wildwood | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Community Insurance | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Community Insurance | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Anthem | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Anthem | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
JPMorgan Chase | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
JPMorgan Chase | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Sterling Commerce Center | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Sterling Commerce Center | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Aetna. | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Aetna. | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
CHRISTUS Health | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
CHRISTUS Health | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Roush Industries | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Roush Industries | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Parkland Center | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Parkland Center | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
1200 Morris | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
1200 Morris | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
United HealthCare | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
United HealthCare | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Intermec (Northpointe Corporate Center II) | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Intermec (Northpointe Corporate Center II) | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Comcast (Northpointe Corporate Center I) | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Comcast (Northpointe Corporate Center I) | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Farmers | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Farmers | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
2200 Channahon Road | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
2200 Channahon Road | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Digital Globe | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Digital Globe | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Waste Management | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Waste Management | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Wyndham Worldwide | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Wyndham Worldwide | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
ACE Hardware Corporation HQ | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
ACE Hardware Corporation HQ | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Equifax | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Equifax | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
American Express | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
American Express | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
SoftBank | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
SoftBank | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Vanguard | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Vanguard | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Parallon | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Parallon | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
TW Telecom | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
TW Telecom | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Equifax II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Equifax II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Mason I | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Mason I | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Wells Fargo. | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Wells Fargo. | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
GE Aviation | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
GE Aviation | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Westgate III | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Westgate III | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
2275 Cabot Drive | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
2275 Cabot Drive | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Franklin Center | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Franklin Center | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
4650 Lakehurst Court | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
4650 Lakehurst Court | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Miramar | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Miramar | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Royal Ridge V | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Royal Ridge V | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Duke Bridges | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Duke Bridges | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Houston Westway II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Houston Westway II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Houston Westway I | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Houston Westway I | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Atlanta Perimeter | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Atlanta Perimeter | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
South Lake at Dulles | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
South Lake at Dulles | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Four Parkway | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Four Parkway | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Highway 94 | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Highway 94 | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Heritage IV | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Heritage IV | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Samsonite | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Samsonite | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Restoration Hardware | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Restoration Hardware | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
HealthSpring | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
HealthSpring | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
LPL | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
LPL | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
LPL | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
LPL | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Quaker | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Quaker | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,955
Building and Improvements	15,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,362
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,955
Building and Improvements	16,902
Total	18,857
Accumulated Depreciation and Amortization	3,395
Operating Properties | Plainfield
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,709
Building and Improvements	22,209
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	7,344
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,709
Building and Improvements	29,553
Total	33,262
Accumulated Depreciation and Amortization	14,206
Operating Properties | Renfro
Real Estate Properties [Line Items]
Encumbrances	12,816
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,400
Building and Improvements	18,182
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,012
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,400
Building and Improvements	20,194
Total	21,594
Accumulated Depreciation and Amortization	8,757
Operating Properties | Emporia Partners
Real Estate Properties [Line Items]
Encumbrances	2,104
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	274
Building and Improvements	7,567
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	274
Building and Improvements	7,567
Total	7,841
Accumulated Depreciation and Amortization	3,025
Operating Properties | AT&T
Real Estate Properties [Line Items]
Encumbrances	24,683
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,770
Building and Improvements	32,420
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	718
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	6,770
Building and Improvements	33,138
Total	39,908
Accumulated Depreciation and Amortization	10,234
Operating Properties | Westinghouse
Real Estate Properties [Line Items]
Encumbrances	20,885
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,650
Building and Improvements	26,745
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,650
Building and Improvements	26,745
Total	29,395
Accumulated Depreciation and Amortization	8,430
Operating Properties | TransDigm
Real Estate Properties [Line Items]
Encumbrances	4,367
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,773
Building and Improvements	9,030
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	411
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,773
Building and Improvements	9,441
Total	13,214
Accumulated Depreciation and Amortization	2,839
Operating Properties | Atrium II
Real Estate Properties [Line Items]
Encumbrances	9,019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,600
Building and Improvements	13,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	8,087
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,600
Building and Improvements	21,587
Total	24,187
Accumulated Depreciation and Amortization	6,393
Operating Properties | Zeller Plastik
Real Estate Properties [Line Items]
Encumbrances	8,543
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,674
Building and Improvements	13,229
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,674
Building and Improvements	13,880
Total	16,554
Accumulated Depreciation and Amortization	3,710
Operating Properties | Northrop Grumman
Real Estate Properties [Line Items]
Encumbrances	10,324
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,300
Building and Improvements	16,188
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	39
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,300
Building and Improvements	16,227
Total	17,527
Accumulated Depreciation and Amortization	6,542
Operating Properties | Health Net
Real Estate Properties [Line Items]
Encumbrances	12,815
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,182
Building and Improvements	18,072
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	324
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,182
Building and Improvements	18,396
Total	22,578
Accumulated Depreciation and Amortization	7,730
Operating Properties | Comcast
Real Estate Properties [Line Items]
Encumbrances	14,105
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,146
Building and Improvements	22,826
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,593
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,146
Building and Improvements	24,419
Total	27,565
Accumulated Depreciation and Amortization	9,578
Operating Properties | 500 Rivertech
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,000
Building and Improvements	9,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	6,982
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,000
Building and Improvements	15,982
Total	18,982
Accumulated Depreciation and Amortization	4,920
Operating Properties | Schlumberger
Real Estate Properties [Line Items]
Encumbrances	28,735
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,800
Building and Improvements	47,752
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	829
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,800
Building and Improvements	48,581
Total	51,381
Accumulated Depreciation and Amortization	11,624
Operating Properties | UTC
Real Estate Properties [Line Items]
Encumbrances	22,712
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,330
Building and Improvements	37,858
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,330
Building and Improvements	37,858
Total	39,188
Accumulated Depreciation and Amortization	9,973
Operating Properties | Avnet
Real Estate Properties [Line Items]
Encumbrances	18,984
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,860
Building and Improvements	31,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	47
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,860
Building and Improvements	31,528
Total	33,388
Accumulated Depreciation and Amortization	7,341
Operating Properties | Cigna
Real Estate Properties [Line Items]
Encumbrances	39,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,600
Building and Improvements	48,102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	133
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,600
Building and Improvements	48,235
Total	56,835
Accumulated Depreciation and Amortization	12,717
Operating Properties | Nokia
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	7,697
Building and Improvements	21,843
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	7,697
Building and Improvements	21,843
Total	29,540
Accumulated Depreciation and Amortization	4,894
Operating Properties | Verizon
Real Estate Properties [Line Items]
Encumbrances	25,007
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,300
Building and Improvements	36,768
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	5,681
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,300
Building and Improvements	42,449
Total	47,749
Accumulated Depreciation and Amortization	16,429
Operating Properties | Fox Head
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,672
Building and Improvements	23,230
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,672
Building and Improvements	23,230
Total	26,902
Accumulated Depreciation and Amortization	5,090
Operating Properties | 2500 Windy Ridge
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,000
Building and Improvements	50,227
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	17,824
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,000
Building and Improvements	68,051
Total	73,051
Accumulated Depreciation and Amortization	14,882
Operating Properties | General Electric
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,050
Building and Improvements	51,396
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	148
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,050
Building and Improvements	51,544
Total	56,594
Accumulated Depreciation and Amortization	10,959
Operating Properties | Atlanta Wildwood
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,241
Building and Improvements	23,414
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	5,445
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,241
Building and Improvements	28,859
Total	33,100
Accumulated Depreciation and Amortization	9,008
Operating Properties | Community Insurance
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,177
Building and Improvements	22,323
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,177
Building and Improvements	22,323
Total	23,500
Accumulated Depreciation and Amortization	5,188
Operating Properties | Anthem
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	850
Building and Improvements	8,892
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	175
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	850
Building and Improvements	9,067
Total	9,917
Accumulated Depreciation and Amortization	2,808
Operating Properties | JPMorgan Chase
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,500
Building and Improvements	39,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	586
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,500
Building and Improvements	39,586
Total	45,086
Accumulated Depreciation and Amortization	9,696
Operating Properties | Sterling Commerce Center
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,750
Building and Improvements	32,769
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	4,307
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,750
Building and Improvements	37,076
Total	41,826
Accumulated Depreciation and Amortization	12,021
Operating Properties | Aetna.
Real Estate Properties [Line Items]
Encumbrances	36,199
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,000
Building and Improvements	12,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	624
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,000
Building and Improvements	12,954
Total	15,954
Accumulated Depreciation and Amortization	4,518
Operating Properties | CHRISTUS Health
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,950
Building and Improvements	46,922
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	357
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,950
Building and Improvements	47,279
Total	49,229
Accumulated Depreciation and Amortization	13,580
Operating Properties | Roush Industries
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	875
Building and Improvements	11,375
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,449
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	875
Building and Improvements	13,824
Total	14,699
Accumulated Depreciation and Amortization	3,593
Operating Properties | Parkland Center
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,100
Building and Improvements	26,348
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	10,825
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,100
Building and Improvements	37,173
Total	40,273
Accumulated Depreciation and Amortization	16,544
Operating Properties | 1200 Morris
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,925
Building and Improvements	18,935
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,278
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,925
Building and Improvements	21,213
Total	24,138
Accumulated Depreciation and Amortization	7,724
Operating Properties | United HealthCare
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,920
Building and Improvements	23,510
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	6,764
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,920
Building and Improvements	30,274
Total	33,194
Accumulated Depreciation and Amortization	7,431
Operating Properties | Intermec (Northpointe Corporate Center II)
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,109
Building and Improvements	6,066
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	4,576
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,109
Building and Improvements	10,642
Total	11,751
Accumulated Depreciation and Amortization	3,221
Operating Properties | Comcast (Northpointe Corporate Center I)
Real Estate Properties [Line Items]
Encumbrances	39,650
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,292
Building and Improvements	16,930
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,324
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,292
Building and Improvements	19,254
Total	21,546
Accumulated Depreciation and Amortization	4,829
Operating Properties | Farmers
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,750
Building and Improvements	17,106
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	816
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,750
Building and Improvements	17,922
Total	20,672
Accumulated Depreciation and Amortization	5,366
Operating Properties | 2200 Channahon Road
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,000
Building and Improvements	46,511
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	(15,695)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,537
Building and Improvements	33,279
Total	36,816
Accumulated Depreciation and Amortization	14,276
Operating Properties | Digital Globe
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,600
Building and Improvements	83,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,600
Building and Improvements	83,400
Total	92,000
Accumulated Depreciation and Amortization	19,091
Operating Properties | Waste Management
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	0
Building and Improvements	16,515
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	82
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	0
Building and Improvements	16,597
Total	16,597
Accumulated Depreciation and Amortization	4,607
Operating Properties | Wyndham Worldwide
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,200
Building and Improvements	91,153
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,171
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	6,200
Building and Improvements	92,324
Total	98,524
Accumulated Depreciation and Amortization	16,350
Operating Properties | ACE Hardware Corporation HQ
Real Estate Properties [Line Items]
Encumbrances	22,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,900
Building and Improvements	33,945
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	6,900
Building and Improvements	33,945
Total	40,845
Accumulated Depreciation and Amortization	7,392
Operating Properties | Equifax
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,850
Building and Improvements	12,709
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	194
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,850
Building and Improvements	12,903
Total	14,753
Accumulated Depreciation and Amortization	3,913
Operating Properties | American Express
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	15,000
Building and Improvements	45,893
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	375
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	15,000
Building and Improvements	46,268
Total	61,268
Accumulated Depreciation and Amortization	18,300
Operating Properties | SoftBank
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	22,789
Building and Improvements	68,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	4,231
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	22,789
Building and Improvements	73,181
Total	95,970
Accumulated Depreciation and Amortization	22,758
Operating Properties | Vanguard
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,230
Building and Improvements	31,062
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,230
Building and Improvements	31,062
Total	33,292
Accumulated Depreciation and Amortization	7,152
Operating Properties | Parallon
Real Estate Properties [Line Items]
Encumbrances	7,120
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,000
Building and Improvements	16,772
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,000
Building and Improvements	16,772
Total	17,772
Accumulated Depreciation and Amortization	3,828
Operating Properties | TW Telecom
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	10,554
Building and Improvements	35,817
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,474
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	10,554
Building and Improvements	37,291
Total	47,845
Accumulated Depreciation and Amortization	9,166
Operating Properties | Equifax II
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,200
Building and Improvements	12,755
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	70
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,200
Building and Improvements	12,825
Total	15,025
Accumulated Depreciation and Amortization	3,288
Operating Properties | Mason I
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,777
Building and Improvements	18,489
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,777
Building and Improvements	18,489
Total	23,266
Accumulated Depreciation and Amortization	2,380
Operating Properties | Wells Fargo.
Real Estate Properties [Line Items]
Encumbrances	26,975
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,150
Building and Improvements	40,806
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	46
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,150
Building and Improvements	40,852
Total	43,002
Accumulated Depreciation and Amortization	8,128
Operating Properties | GE Aviation
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,400
Building and Improvements	61,681
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,400
Building and Improvements	61,681
Total	66,081
Accumulated Depreciation and Amortization	14,077
Operating Properties | Westgate III
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,209
Building and Improvements	75,937
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,209
Building and Improvements	75,937
Total	79,146
Accumulated Depreciation and Amortization	13,333
Operating Properties | 2275 Cabot Drive
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,788
Building and Improvements	16,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	53
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,788
Building and Improvements	16,253
Total	19,041
Accumulated Depreciation and Amortization	6,276
Operating Properties | Franklin Center
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,989
Building and Improvements	46,875
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,386
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	6,989
Building and Improvements	48,261
Total	55,250
Accumulated Depreciation and Amortization	8,403
Operating Properties | 4650 Lakehurst Court
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,943
Building and Improvements	22,651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	808
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,943
Building and Improvements	23,459
Total	26,402
Accumulated Depreciation and Amortization	6,781
Operating Properties | Miramar
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,488
Building and Improvements	19,979
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,221
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,488
Building and Improvements	22,200
Total	26,688
Accumulated Depreciation and Amortization	4,268
Operating Properties | Royal Ridge V
Real Estate Properties [Line Items]
Encumbrances	21,385
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,842
Building and Improvements	22,052
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	3,622
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,842
Building and Improvements	25,674
Total	27,516
Accumulated Depreciation and Amortization	4,373
Operating Properties | Duke Bridges
Real Estate Properties [Line Items]
Encumbrances	27,475
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,239
Building and Improvements	51,395
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	7,458
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,239
Building and Improvements	58,853
Total	67,092
Accumulated Depreciation and Amortization	9,221
Operating Properties | Houston Westway II
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,961
Building and Improvements	78,668
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	507
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,961
Building and Improvements	79,175
Total	83,136
Accumulated Depreciation and Amortization	17,452
Operating Properties | Houston Westway I
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,540
Building and Improvements	30,703
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	(15,039)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,382
Building and Improvements	18,822
Total	22,204
Accumulated Depreciation and Amortization	6,104
Operating Properties | Atlanta Perimeter
Real Estate Properties [Line Items]
Encumbrances	69,461
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,382
Building and Improvements	96,718
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	679
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,382
Building and Improvements	97,397
Total	105,779
Accumulated Depreciation and Amortization	25,393
Operating Properties | South Lake at Dulles
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	9,666
Building and Improvements	74,098
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,814
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	9,666
Building and Improvements	76,912
Total	86,578
Accumulated Depreciation and Amortization	15,410
Operating Properties | Four Parkway
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,339
Building and Improvements	37,298
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,692
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,339
Building and Improvements	39,990
Total	44,329
Accumulated Depreciation and Amortization	10,514
Operating Properties | Highway 94
Real Estate Properties [Line Items]
Encumbrances	15,610
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,637
Building and Improvements	25,280
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,637
Building and Improvements	25,280
Total	30,917
Accumulated Depreciation and Amortization	5,080
Operating Properties | Heritage IV
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,330
Building and Improvements	26,376
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,330
Building and Improvements	26,376
Total	28,706
Accumulated Depreciation and Amortization	5,328
Operating Properties | Samsonite
Real Estate Properties [Line Items]
Encumbrances	21,154
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,040
Building and Improvements	42,490
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,040
Building and Improvements	42,490
Total	47,530
Accumulated Depreciation and Amortization	6,183
Operating Properties | Restoration Hardware
Real Estate Properties [Line Items]
Encumbrances	78,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	15,463
Building and Improvements	36,613
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	37,693
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	15,463
Building and Improvements	74,306
Total	89,769
Accumulated Depreciation and Amortization	14,996
Operating Properties | HealthSpring
Real Estate Properties [Line Items]
Encumbrances	20,723
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,126
Building and Improvements	31,447
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,126
Building and Improvements	31,447
Total	39,573
Accumulated Depreciation and Amortization	5,478
Operating Properties | LPL
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,612
Building and Improvements	86,352
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,612
Building and Improvements	86,352
Total	90,964
Accumulated Depreciation and Amortization	5,283
Operating Properties | LPL
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,274
Building and Improvements	41,509
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,274
Building and Improvements	41,509
Total	42,783
Accumulated Depreciation and Amortization	2,541
Operating Properties | Quaker
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,433
Building and Improvements	55,341
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,433
Building and Improvements	55,341
Total	60,774
Accumulated Depreciation and Amortization	3,060
Operating Properties | McKesson
Real Estate Properties [Line Items]
Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	312
Building and Improvements	69,760
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	312
Building and Improvements	69,760
Total	70,072
Accumulated Depreciation and Amortization	$ 6,252
Operating Properties | McKesson | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | McKesson | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Shaw Industries
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,465
Building and Improvements	57,116
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,465
Building and Improvements	57,116
Total	62,581
Accumulated Depreciation and Amortization	$ 2,957
Operating Properties | Shaw Industries | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Shaw Industries | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | GEAR Entities
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,584
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,584
Building and Improvements	0
Total	1,584
Accumulated Depreciation and Amortization	$ 0
Operating Properties | GEAR Entities | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | GEAR Entities | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Owens Corning
Real Estate Properties [Line Items]
Encumbrances	$ 3,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	867
Building and Improvements	4,418
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	555
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	867
Building and Improvements	4,973
Total	5,840
Accumulated Depreciation and Amortization	$ 200
Operating Properties | Owens Corning | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Owens Corning | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Westgate II
Real Estate Properties [Line Items]
Encumbrances	$ 34,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	7,716
Building and Improvements	48,422
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	870
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	7,716
Building and Improvements	49,292
Total	57,008
Accumulated Depreciation and Amortization	$ 2,023
Operating Properties | Westgate II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Westgate II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Administrative Office of Pennsylvania Courts
Real Estate Properties [Line Items]
Encumbrances	$ 6,070
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,246
Building and Improvements	9,626
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	498
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,246
Building and Improvements	10,124
Total	11,370
Accumulated Depreciation and Amortization	$ 390
Operating Properties | Administrative Office of Pennsylvania Courts | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Administrative Office of Pennsylvania Courts | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | American Express Center
Real Estate Properties [Line Items]
Encumbrances	$ 54,900
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	10,595
Building and Improvements	82,098
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	3,109
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	10,595
Building and Improvements	85,207
Total	95,802
Accumulated Depreciation and Amortization	$ 3,962
Operating Properties | American Express Center | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | American Express Center | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | MGM Corporate Center
Real Estate Properties [Line Items]
Encumbrances	$ 18,180
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,546
Building and Improvements	25,825
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,076
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,546
Building and Improvements	26,901
Total	31,447
Accumulated Depreciation and Amortization	$ 1,123
Operating Properties | MGM Corporate Center | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | MGM Corporate Center | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | American Showa
Real Estate Properties [Line Items]
Encumbrances	$ 10,320
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,214
Building and Improvements	16,538
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,427
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,214
Building and Improvements	18,965
Total	20,179
Accumulated Depreciation and Amortization	$ 637
Operating Properties | American Showa | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | American Showa | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Huntington Ingalls
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	6,213
Building and Improvements	29,219
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	6,213
Building and Improvements	31,870
Total	38,083
Accumulated Depreciation and Amortization	$ 1,087
Operating Properties | Huntington Ingalls | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Huntington Ingalls | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Wyndham
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	9,677
Building and Improvements	71,316
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,742
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	9,677
Building and Improvements	73,058
Total	82,735
Accumulated Depreciation and Amortization	$ 2,276
Operating Properties | Wyndham | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Wyndham | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Exel
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	978
Building and Improvements	14,137
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,568
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	978
Building and Improvements	16,705
Total	17,683
Accumulated Depreciation and Amortization	$ 778
Operating Properties | Exel | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Exel | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Morpho Detection
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,006
Building and Improvements	10,270
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	484
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,006
Building and Improvements	10,754
Total	12,760
Accumulated Depreciation and Amortization	$ 406
Operating Properties | Morpho Detection | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Morpho Detection | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Aetna
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	2,332
Building and Improvements	18,486
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,598
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	2,332
Building and Improvements	20,084
Total	22,416
Accumulated Depreciation and Amortization	$ 803
Operating Properties | Aetna | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Aetna | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Bank of America I
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,737
Building and Improvements	22,479
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,318
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,737
Building and Improvements	23,797
Total	29,534
Accumulated Depreciation and Amortization	$ 1,332
Operating Properties | Bank of America I | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Bank of America I | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Bank of America II
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,735
Building and Improvements	15,461
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,217
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,735
Building and Improvements	17,678
Total	23,413
Accumulated Depreciation and Amortization	$ 2,498
Operating Properties | Bank of America II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Bank of America II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Atlas Copco
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,156
Building and Improvements	18,297
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,505
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,156
Building and Improvements	19,802
Total	20,958
Accumulated Depreciation and Amortization	$ 693
Operating Properties | Atlas Copco | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Atlas Copco | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Toshiba TEC
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,916
Building and Improvements	36,374
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,423
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,916
Building and Improvements	38,797
Total	40,713
Accumulated Depreciation and Amortization	$ 1,301
Operating Properties | Toshiba TEC | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Toshiba TEC | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | NETGEAR
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	22,600
Building and Improvements	28,859
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,700
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	22,600
Building and Improvements	30,559
Total	53,159
Accumulated Depreciation and Amortization	$ 1,521
Operating Properties | NETGEAR | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | NETGEAR | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Nike
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	8,186
Building and Improvements	41,184
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,164
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	8,186
Building and Improvements	43,348
Total	51,534
Accumulated Depreciation and Amortization	$ 3,132
Operating Properties | Nike | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Nike | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Zebra Technologies
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,927
Building and Improvements	58,688
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,234
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,927
Building and Improvements	59,922
Total	65,849
Accumulated Depreciation and Amortization	$ 2,472
Operating Properties | Zebra Technologies | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Zebra Technologies | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | WABCO
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	1,226
Building and Improvements	13,902
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	779
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	1,226
Building and Improvements	14,681
Total	15,907
Accumulated Depreciation and Amortization	$ 345
Operating Properties | WABCO | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | WABCO | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | IGT
Real Estate Properties [Line Items]
Encumbrances	$ 45,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,673
Building and Improvements	67,610
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	2,021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,673
Building and Improvements	69,631
Total	75,304
Accumulated Depreciation and Amortization	$ 1,804
Operating Properties | IGT | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | IGT | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | 3M
Real Estate Properties [Line Items]
Encumbrances	$ 43,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	5,802
Building and Improvements	75,758
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	6,391
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	5,802
Building and Improvements	82,149
Total	87,951
Accumulated Depreciation and Amortization	$ 1,759
Operating Properties | 3M | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | 3M | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Amazon
Real Estate Properties [Line Items]
Encumbrances	$ 61,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	4,773
Building and Improvements	95,475
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	11,546
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	4,773
Building and Improvements	107,021
Total	111,794
Accumulated Depreciation and Amortization	$ 2,725
Operating Properties | Amazon | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Amazon | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Zoetis
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,718
Building and Improvements	44,082
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	735
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,718
Building and Improvements	44,817
Total	48,535
Accumulated Depreciation and Amortization	$ 1,310
Operating Properties | Zoetis | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Zoetis | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Southern Company
Real Estate Properties [Line Items]
Encumbrances	$ 99,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	7,794
Building and Improvements	157,724
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	1,457
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	7,794
Building and Improvements	159,181
Total	166,975
Accumulated Depreciation and Amortization	$ 3,051
Life on which depreciation in latest income statement is computed	38 years
Operating Properties | Allstate
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,109
Building and Improvements	13,096
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	553
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,109
Building and Improvements	13,649
Total	16,758
Accumulated Depreciation and Amortization	$ 487
Operating Properties | Allstate | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | Allstate | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | MISO
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	3,725
Building and Improvements	25,848
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	971
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	3,725
Building and Improvements	26,819
Total	30,544
Accumulated Depreciation and Amortization	$ 831
Operating Properties | MISO | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | MISO | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | McKesson II
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	0
Building and Improvements	36,959
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	4,681
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	0
Building and Improvements	41,640
Total	41,640
Accumulated Depreciation and Amortization	$ 561
Operating Properties | McKesson II | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	5 years
Operating Properties | McKesson II | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Operating Properties | Others
Real Estate Properties [Line Items]
Encumbrances	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost [Abstract]
Land	0
Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition [Abstract]
Building and Improvements	95
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Investment Property, Net [Abstract]
Land	0
Building and Improvements	95
Total	95
Accumulated Depreciation and Amortization	$ 10